Goodwill and Intangible Assets - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2019	Sep. 29, 2018	Sep. 28, 2019	Sep. 29, 2018	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 2,400,000	$ 2,500,000	$ 7,500,000	$ 7,400,000	$ 7,481,000	$ 7,384,000	$ 10,005,000	$ 11,344,000	$ 10,761,000
Impairments of goodwill or intangible assets			$ 0	$ 0			$ 0	$ 0	$ 0